Investment in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2022
Changes in associates

	AIG Canada	AIG USA	Total

Balance, January 1, 2021	$665,991	$360,919	$1,026,910
Share of net loss from investment in associate	(3,138)	(197,412)	(200,550)
Balance, December 31, 2021	$662,853	$163,507	$826,360
Contributions	323,078	-	323,078
Share of net income from investment in associate	760,117	528,240	1,288,357
Balance, December 31, 2022	$1,746,048	$691,747	$2,437,795

Investments in associates and AFK

Amount

Balance, January 1, 2021	$-
Contributions – cash	125,000
Share of net loss from investment in joint venture	(66,091)
Balance, December 31, 2021	$58,909
Share of net loss from investment in joint venture	(46,673)
Balance, December 31, 2022	$12,236

Investments in associates and joint ventures
	December 31, 2022	December 31, 2021
AIG Canada	$1,746,048	$662,853
AIG USA	691,747	163,507
AFK	12,236	58,909
Total investment in associates and joint ventures	$2,450,031	$885,269